Risk Management and Financial Instruments - Notional and Maturity Summary (Details) - MMBbls	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liquids | Commodity contract | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls)	(14)	(7)